Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
24	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

For the details on future minimum lease payments under the non-cancelable operating leases as of June 30, 2025, please refer to Note 7 to the Consolidated Financial Statements.

Capital commitments

Capital expenditure as at the end of the reporting period is as follows:

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Not later than one year
Capital expenditure:
Plant and equipment	7,103,190	26,230	6,227